Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
Common Stock - 102.4%(1)	Shares	Fair Value
Marine Transportation - 1.4%(1)
Monaco - 1.4%(1)
GasLog Partners LP	111,052	$2,104,435

Crude Oil Pipelines - 36.6%(1)
Canada - 22.6%(1)
Gibson Energy Inc	188,122	3,252,643
Enbridge Inc.	488,750	16,353,576
Inter Pipeline Ltd.	324,250	5,913,167
Pembina Pipeline Corporation	187,888	6,878,219
United States - 14.0%(1)
Plains GP Holdings, L.P.	827,799	18,145,354
SemGroup Corporation	222,097	1,963,337
		52,506,296
Natural Gas Gathering/Processing - 22.3%(1)
United States - 22.3%(1)
Antero Midstream Corporation	671,725	4,775,965
EnLink Midstream, LLC	818,478	6,498,714
Rattler Midstream LP	56,814	1,040,264
Targa Resources Corp.	280,249	10,122,594
The Williams Companies, Inc.	402,880	9,507,968
		31,945,505
Natural Gas/Natural Gas Liquids Pipelines - 33.3%(1)
Canada - 6.3%(1)
Keyera Corp.	82,825	1,998,774
TC Energy Corporation	137,605	7,050,880
United States - 27.0%(1)
Equitrans Midstream Corporation	397,483	5,362,046
Kinder Morgan Inc.	303,779	6,157,600
ONEOK, Inc.	226,372	16,135,796
Tallgrass Energy LP	564,167	11,046,390
		47,751,486
Oil and Gas Production - 8.8%(1)
United States - 8.8%(1)
Cabot Oil & Gas Corporation(2)	75,600	1,294,272
Cimarex Energy Co.(2)	15,200	650,256
Concho Resources Inc.(2)(3)	8,800	643,720
Continental Resources, Inc.(2)(3)	20,800	607,360
Diamondback Energy, Inc.(2)	6,400	627,712
EOG Resources, Inc.(2)	16,400	1,216,716
EQT Corporation(2)	50,400	512,568
Noble Energy, Inc.(2)	57,400	1,296,092
Parsley Energy, Inc.(2)(3)	38,900	696,699
Pioneer Natural Resources Company(2)	9,900	1,221,858
Viper Energy Partners LP(2)	89,600	2,595,712
WPX Energy, Inc.(2)(3)	120,700	1,298,732
		12,661,697

Total Common Stock (Cost $174,643,916)		146,969,419

Master Limited Partnerships - 35.4%(1)
Crude Oil Pipelines - 3.9%(1)
United States - 3.9%(1)
BP Midstream Partners LP	33,891	503,620
Genesis Energy L.P.	46,531	965,053
PBF Logistics LP	78,278	1,628,182
Shell Midstream Partners, L.P.	132,089	2,537,430
		5,634,285
Natural Gas/Natural Gas Liquids Pipelines - 12.3%(1)
United States - 12.3%(1)
Energy Transfer LP	958,092	13,039,637
Enterprise Products Partners L.P.	145,209	4,139,909
EQM Midstream Partners, LP	16,045	485,682
		17,665,228
Natural Gas Gathering/Processing - 4.0%(1)
United States - 4.0%(1)
CNX Midstream Partners LP	60,605	857,561
DCP Midstream, LP	89,185	2,172,547
Western Midstream Partners, LP	114,429	2,636,439
		5,666,547
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners	11,004	232,845

Refined Product Pipelines - 15.0%(1)
United States - 15.0%(1)
Holly Energy Partners, L.P.	162,052	4,367,301
Magellan Midstream Partners, L.P.	57,108	3,807,961
MPLX LP	233,219	6,509,142
NuStar Energy L.P.	135,021	3,710,377
Phillips 66 Partners LP	56,933	3,129,607
		21,524,388

Total Master Limited Partnerships (Cost $51,897,106)		50,723,293

Preferred Stock - 6.1%(1)
Crude Oil Pipelines - 1.6%(1)
United States - 1.6%(1)
SemGroup Corporation., 7.000%(4)(5)(6)	2,877	2,361,912

Natural Gas/Natural Gas Liquids Pipelines - 0.4%(1)
United States - 0.4%(1)
Altus Midstream Company, 7.000%(4)(5)(7)	526	525,767

Natural Gas Gathering/Processing - 1.8%(1)
United States - 1.8%(1)
Targa Resources Corp., 9.500%(4)(5)	2,108	2,547,852

Power - 2.3%(1)
United States - 2.3%(1)
Sempra Energy, 6.000%, 01/15/2021	28,811	3,320,756

Total Preferred Stock (Cost $8,109,124)		8,756,287

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02%(8) (Cost $158,163)	158,163	158,163

Total Investments - 144.0%(1) (Cost $234,808,309)		206,607,162
Total Value of Options Written (Premiums received $129,875)(9) - (0.1)%(1)		(133,191)
Other Assets and Liabilities - (1.1)%(1)		(1,510,622)
Credit Facility Borrowings - (8.0)%(1)		(11,500,000)
Senior Notes - (23.7)%(1)		(34,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (11.1)%(1)		(16,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$143,463,349

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	Restricted securities have a total fair value of $5,435,531, which represents 3.8% of net assets. See Note 6 to the financial statements for further disclosure.
(5)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(6)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(7)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(8)	Rate indicated is the current yield as of August 31, 2019.
(9)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
Cabot Oil & Gas Corporation	September 2019	18.45	756	1,394,820	(5,970)
Cimarex Energy Co.	September 2019	45.00	152	684,000	(24,320)
Concho Resources Inc.	September 2019	80.00	88	704,000	(4,840)
Continental Resources, Inc.	September 2019	33.50	208	696,800	(3,120)
Diamondback Energy, Inc.	September 2019	110.00	64	704,000	(2,496)
EOG Resources, Inc.	September 2019	84.00	164	1,377,600	(2,624)
EQT Corporation	September 2019	13.60	504	685,440	(382)
Noble Energy, Inc.	September 2019	24.50	574	1,406,300	(11,872)
Parsley Energy, Inc.	September 2019	17.80	389	692,420	(34,639)
Pioneer Natural Resources Company	September 2019	140.00	99	1,386,000	(3,267)
Viper Energy Partners LP	September 2019	31.25	896	2,800,000	(17,809)
WPX Energy, Inc.	September 2019	11.60	1,207	1,400,120	(21,852)

Total Value of Call Options Written (Premiums received $129,875)				$13,931,500	$(133,191)

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.

TTP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$146,969,419	$ -	$ -	$146,969,419
Master Limited Partnerships(a)	50,723,293	-	-	50,723,293
Preferred Stock(a)	3,320,756	-	5,435,531	8,756,287
Short-Term Investment(b)	158,163	-	-	158,163
Total Assets	$201,171,631	$ -	$ 5,435,531	$206,607,162
Liabilities
Written Call Options	$ 40,667	$ 92,524	$ -	$ 133,191

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	TTP
Balance – beginning of period	$4,909,451
Purchases	525,834
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	246
Balance – end of period	$5,435,531